Statement of Stockholder's Equity (USD $)		Common Stock In July 2004	Common Stock In August 2004	Common Stock In December 2004	Common Stock In April 2005	Common Stock In August 2005, valued at $2.79 per share	Common Stock In August 2005, valued at $2.92 per share	Common Stock In February 2006	Common Stock In May 2006	Common Stock In June 2006	Common Stock In November 2006	Common Stock In February 2007	Common Stock In March 2007	Common Stock In April 2007	Common Stock In October 2007, valued at $0.68 per share	Common Stock In October 2007, valued at $0.90 per share	Common Stock In November 2007	Common Stock In March 2008	Common Stock In August 2008	Common Stock At $0.25 Per Share	Common Stock At $0.25 per share, pursant to November 2008 adjusted stock offering	Common Stock At $0.50 per share	Common Stock In January 2009	Common Stock At $0.001 per share	Common Stock At $1.00 Per Share	Common Stock In July 2009	Common Stock In August 2010	Common Stock In December 2010	Common Stock At $0.345 per share	Common Stock In November 2010	Common Stock In March 2011	Common Stock In June 2011	Common Stock At $0.60 per share	Common Stock	Common Stock In September 2011	Common Stock In May 2011 through August 2011	Common Stock Common Stock At $1.013 per share	Common Stock Common Stock At $1.64 Per Share	Common Stock Common Stock at $1.197 per share	Common Stock Common Stock at $1.67 Per Share	Common Stock Common Stock at $1.58 per share	Common Stock Common Stock at $1.66 per share	Common Stock Common Stock at $1.97 per share	Common Stock Common Stock at $1.897 per share	Common Stock Common Stock at $2.60 per share	Common Stock Common Stock at $2.073 per share	Common Stock Common Stock at $2.64 per share	Common Stock Common Stock at $2.19 per share	Common Stock Common Stock at $1.68 per share	Common Stock Common Stock at $1.80 per share	Common Stock Common Stock at $1.81 per share	Common Stock Common Stock at $1.88 per share	Common Stock Common Stock at $1.92 per share	Common Stock Common Stock at $1.53 per share	Common Stock Common Stock at $1.60 per share	Common Stock Common Stock at $1.667 per share	Common Stock Common Stock at $1.93 per share	Common Stock Common Stock at $1.51 per share	Common Stock Common Stock at $1.70 per share	Common Stock Common Stock at $1.667 in March 2012	Common Stock Common Stock at $0.65 per share	Common Stock Common Stock at $1.25 per share	Common Stock Common Stock at $0.65 - $2.70 per share	Common Stock Common Stock at $0.34 per share	Common Stock Common Stock at $2.23 per share	Common Stock Common Stock at $2.87 per share	Common Stock At $1.28 Per Share	Common Stock At $1.1267 Per Share	Common Stock At $1.107 Per Share	Common Stock At $1.18 Per Share	Common Stock At $1.10 Per Share	Common Stock At $1.08 Per Share	Common Stock At $1.063 Per Share	Common Stock At $1.35 Per Share	Common Stock In December 2012	Common Stock At $1.02 Per Share	Common Stock At $1.04 Per Share	Paid-In Capital In July 2004	Paid-In Capital In August 2004	Paid-In Capital In December 2004	Paid-In Capital In April 2005	Paid-In Capital In May 2005	Paid-In Capital In August 2005, valued at $2.79 per share	Paid-In Capital In August 2005, valued at $2.92 per share	Paid-In Capital In February 2006	Paid-In Capital In May 2006	Paid-In Capital In June 2006	Paid-In Capital In November 2006	Paid-In Capital In February 2007	Paid-In Capital In March 2007	Paid-In Capital In April 2007	Paid-In Capital In October 2007, valued at $0.68 per share	Paid-In Capital In October 2007, valued at $0.90 per share	Paid-In Capital In November 2007	Paid-In Capital In March 2008	Paid-In Capital In August 2008	Paid-In Capital At $0.25 Per Share	Paid-In Capital At $0.25 per share, pursant to November 2008 adjusted stock offering	Paid-In Capital At $0.50 per share	Paid-In Capital In January 2009	Paid-In Capital At $1.00 Per Share	Paid-In Capital In July 2009	Paid-In Capital In August 2010	Paid-In Capital In December 2010	Paid-In Capital At $0.345 per share	Paid-In Capital In November 2010	Paid-In Capital In March 2011	Paid-In Capital In June 2011	Paid-In Capital In September 2005	Paid-In Capital In October 2005	Paid-In Capital In December 2005	Paid-In Capital In February 2006, valued at $1.01 per share	Paid-In Capital In February 2006, valued at $1.09 per share	Paid-In Capital In April 2007, valued at $0.69 per share	Paid-In Capital In April 2007, valued at $0.63 per share	Paid-In Capital In May 2007	Paid-In Capital In October 2007, valued at $0.61 per share	Paid-In Capital In October 2007, valued at $0.78 per share	Paid-In Capital In December 2007	Paid-In Capital In May 2008	Paid-In Capital In November 2008	Paid-In Capital In January 2008	Paid-In Capital In July 2008	Paid-In Capital In February 2009	Paid-In Capital In June 2009	Paid-In Capital In January 2010	Paid-In Capital In March 2010	Paid-In Capital In April 2011	Paid-In Capital In May 2011	Paid-In Capital At $0.60 per share	Paid-In Capital	Paid-In Capital In May 2011 through August 2011	Paid-In Capital Common Stock At $1.013 per share	Paid-In Capital Common Stock At $1.64 Per Share	Paid-In Capital Common Stock at $1.197 per share	Paid-In Capital Common Stock at $1.67 Per Share	Paid-In Capital Common Stock at $1.58 per share	Paid-In Capital Common Stock at $1.66 per share	Paid-In Capital Common Stock at $1.97 per share	Paid-In Capital Common Stock at $1.897 per share	Paid-In Capital Common Stock at $2.60 per share	Paid-In Capital Common Stock at $2.073 per share	Paid-In Capital Common Stock at $2.64 per share	Paid-In Capital Common Stock at $2.19 per share	Paid-In Capital Common Stock at $1.68 per share	Paid-In Capital Common Stock at $1.80 per share	Paid-In Capital Common Stock at $1.81 per share	Paid-In Capital Common Stock at $1.88 per share	Paid-In Capital Common Stock at $1.92 per share	Paid-In Capital Common Stock at $1.53 per share	Paid-In Capital Common Stock at $1.60 per share	Paid-In Capital Common Stock at $1.667 per share	Paid-In Capital Common Stock at $1.93 per share	Paid-In Capital Common Stock at $1.51 per share	Paid-In Capital Common Stock at $1.70 per share	Paid-In Capital Common Stock at $1.667 in March 2012	Paid-In Capital Common Stock at $0.65 per share	Paid-In Capital Common Stock at $1.25 per share	Paid-In Capital Common Stock at $0.65 - $2.70 per share	Paid-In Capital Paid-In Capital in March 2012 at $1.37 per share	Paid-In Capital Common Stock at $0.34 per share	Paid-In Capital Common Stock at $2.23 per share	Paid-In Capital Common Stock at $2.87 per share	Paid-In Capital At $1.28 Per Share	Paid-In Capital At $1.1267 Per Share	Paid-In Capital At $1.13 Per Share	Paid-In Capital At $1.107 Per Share	Paid-In Capital At $1.18 Per Share	Paid-In Capital At $1.10 Per Share	Paid-In Capital At $1.08 Per Share	Paid-In Capital At $1.063 Per Share	Paid-In Capital In May 2012	Paid-In Capital In June 2012	Paid-In Capital At $1.35 per Share	Paid-In Capital At $0.74 Per Share	Paid-In Capital At $0.75 Per Share	Paid-In Capital In December 2012	Paid-In Capital At $1.05 Per Share	Paid-In Capital In November 2012	Paid-In Capital At $0.24 Per Share	Paid-In Capital At $0.29 Per Share	Paid-In Capital At $0.26 Per Share	Paid-In Capital At $0.30 Per Share	Paid-In Capital At $0.28 Per Share	Paid-In Capital At $1.02 Per Share	Paid-In Capital At $1.04 Per Share	Subscription Receivable / Receivable for Issuance of Common Stock	Deferred Charges In March 2007	Deferred Charges In March 2008	Deferred Charges	Unrealized Loss On Securities	Accumulated Deficit	Deficit Accumulated During Development Stage	Total		In September 2011 At $1.45	Paid-In Capital In December 2011	Paid-In Capital In January 2010, valued at $1.83	Paid-In Capital In August 2010, valued at $1.31 per share	Paid-In Capital In December 2010, valued at $1.14 per share	Paid-In Capital In April 2011, valued at $0.98 per share	Paid-In Capital In May 2011, valued at $0.97 per share	Paid-In Capital In November 2011, valued at $0.53 per share
Beginning Equity Balance (Equity) at Dec. 31, 2002																																		$ 1
Beginning Balance (Shares) at Dec. 31, 2002																																		100
Retroactive recapitalization upon reverse acquisition (Equity)																																		706																																																																																																	(706)
Retroactive recapitalization upon reverse acquisition (Shares)																																		706,973
Ending Balance (Equity) at Dec. 31, 2003																																		707																																																																																																	(706)																																																													(15,827)		(15,826)
Ending Balance (Shares) at Dec. 31, 2003																																		707,073
Common stock issued to founders (Equity)																																		13,293																																																																																																	(13,293)
Common stock issued to founders (Shares)																																		13,292,927
Common stock issued for future services (Equity)		1,600	638																																																																											254,400	74,362																																																																																																																			331,000
Common stock issued for future services (Shares)		1,600,000	637,500
Common stock issued at merger (Equity)																																		2,000																																																																																																	(2,000)
Common stock issued at merger (Shares)																																		2,000,000
Conversion of note payable (Equity)				187																																																																												29,813																																																																																																																		30,000
Conversion of note payable (Shares)				187,500
Net income/(loss) for the period																																																																																																																																																																																																	(722,146)	(722,146)
Ending Balance (Equity) at Dec. 31, 2004																																		18,425																																																																																																	342,576																																																													(15,827)	(722,146)	(376,972)
Ending Balance (Shares) at Dec. 31, 2004																																		18,425,000
Common stock issued for future services (Equity)						210	200																																																																												585,290	583,800																																																																																																														1,169,500
Common stock issued for future services (Shares)						210,000	200,000
Conversion of note payable (Equity)																																		3,119																																																495,881																																																																																																																499,000
Conversion of note payable (Shares)																																		3,118,750
Common stock issued in private placement (Equity)					4,000																																																																												996,000																																																																																																																	1,000,000
Common stock issued in private placement (Shares)					4,000,000
Subscription receivable																																																																																																																																																																																											(6,500)							(6,500)
Warrants issued for services																																																																																		37,000																											24,200	15,900																																																																																				77,100
Warrants issued for future services																																																																																																															435,060																																																																																			435,060
Deferred charges for common stock issued for future services																																																																																																																																																																																														(584,000)				(584,000)
Amortization of deferred charges																																																																																																																																																																																														265,455				265,455
Exercise of warrants (Equity)																																		300																																																																																																	74,700																																																															75,000
Exercise of warrants (Shares)																																		300,000
Net income/(loss) for the period																																																																																																																																																																																																	(1,721,765)	(1,721,765)
Ending Balance (Equity) at Dec. 31, 2005																																		26,254																																																																																																	3,590,407																																																								(6,500)			(318,545)		(15,827)	(2,443,911)	831,878
Ending Balance (Shares) at Dec. 31, 2005																																		26,253,750
Common stock issued for future services (Equity)								300	400	25	60																																																																										269,700	619,600	36,225	29,340																																																																																																										955,650
Common stock issued for future services (Shares)								300,000	400,000	25,000	60,000
Common stock issued in private placement (Equity)																						850																																																																																																													424,150																																																															425,000
Common stock issued in private placement (Shares)																						850,000
Subscription receivable																																																																																																																																																																																											6,500							6,500
Warrants issued for services																																																																																																													66,500																																																																																					66,500
Warrants issued for future services																																																																																							465,996																																																																																																											465,996
Amortization of deferred charges																																																																																																																																																																																														318,545				318,545
Options issued for services																																																																																																																428,888																																																																																		428,888
Contributed capital related to accrued interest																																																																																																																																			35,624																																																															35,624
Unrealized gain (loss) on securities																																																																																																																																																																																															(26,000)			(26,000)
Common stock subscription rescinded (Shares)																																																																																																																																																																																																		(200,000)
Net income/(loss) for the period																																																																																																																																																																																																	(2,933,809)	(2,933,809)
Ending Balance (Equity) at Dec. 31, 2006																																		27,889																																																																																																	5,966,430																																																												(26,000)	(15,827)	(5,377,720)	574,772
Ending Balance (Shares) at Dec. 31, 2006																																		27,888,750
Common stock issued for future services (Equity)												152	1,000																																																																												106,098	579,000																																																																																																								686,250
Common stock issued for future services (Shares)												151,785	1,000,000
Common stock issued in private placement (Equity)																						2,482											1,768																																																																		1,238,518																															1,058,756																																																																2,301,524
Common stock issued in private placement (Shares)																						2,482,000											1,767,540
Warrants issued for services																																																																																										52,180																			36,370					293,476	140,490	52,946	61,449	52,292	1,159																																																																											690,362
Warrants issued for future services																																																																																											348,000																																																																																																							348,000
Deferred charges for common stock issued for future services																																																																																																																																																																																												(928,000)						(928,000)
Common stock issued for services and settlement for accounts payable (Equity)														100																																																																																																																					34,900																																																															35,000
Common stock issued for services and settlement for accounts payable (Shares)														100,000
Common stock issued for services (Equity)															150	150	400																																																																											101,850	134,850	287,600																																																																																																				525,000
Common stock issued for services (Shares)															150,000	150,000	400,000
Amortization of deferred charges																																																																																																																																																																																														773,333				773,333
Options issued for services																																																																																														41,653																		17,589	43,757																																																																																	102,999
Unrealized gain (loss) on securities																																																																																																																																																																																															(32,610)			(32,610)
Common stock subscription rescinded (Equity)																						(400)																																																																																																													(199,600)																																																															(200,000)
Common stock subscription rescinded (Shares)																						(400,000)
Net income/(loss) for the period																																																																																																																																																																																																	(4,223,449)	(4,223,449)
Ending Balance (Equity) at Dec. 31, 2007																																		33,690																																																																																																	10,449,763																																																													(15,827)	(9,601,169)	653,180
Ending Balance (Shares) at Dec. 31, 2007																																		33,690,075
Common stock issued in private placement (Equity)																																	690																																																																																																	413,310																																																																414,000
Common stock issued in private placement (Shares)																																	690,001
Warrants issued for services																																																																																										10,885																			27,014					121,713	48,738	31,444			12,487	976,193																																																																										1,228,474
Warrants issued for future services																																																																																															332,000																																																																																														(332,000)
Common stock issued for services (Equity)																		100	200																																																																												74,900	359,800																																																																																																		435,000
Common stock issued for services (Shares)																		100,000	200,000
Amortization of deferred charges																																																																																																																																																																																														431,337				431,337
Exercise of warrants (Equity)																				320	641	270																																																																											79,680	159,629	134,730																																																																																															375,270
Exercise of warrants (Shares)																				320,000	641,080	270,000
Options issued for services																																																																																														286,803		525,263																									6,439	30,750	114,519																																																																							963,774
Common stock subscription rescinded (Shares)																																																																																																																																																																																																		(750,000)
Receivable for the issuance of common stock																																																																																																																																																																																											(12,500)							(12,500)
Realized loss reclassification																																																																																																																																																																																															58,610			58,610
Net income/(loss) for the period																																																																																																																																																																																																	(4,340,607)	(4,340,607)
Ending Balance (Equity) at Dec. 31, 2008																																		35,911																																																																																																	14,196,060																																																								(12,500)			(55,330)		(15,827)	(13,941,776)	206,538
Beginning Balance (Shares) at Dec. 31, 2008																																		35,911,156
Common stock issued in private placement (Equity)																																		2,480																																																																																											852,520																																																																					855,000
Common stock issued in private placement (Shares)																																		2,479,500
Warrants issued for services																																																																																																																													177,881																																																																					177,881
Common stock issued for services and settlement for accounts payable (Equity)																							100											145																																																																		24,900																									49,855																																																																					75,000
Common stock issued for services and settlement for accounts payable (Shares)																							100,000											145,000
Common stock issued for services (Equity)																							100			100								116																																																																		57,900		74,900																							39,884																																																																					173,000
Common stock issued for services (Shares)																							100,000			100,000								116,000
Amortization of deferred charges																																																																																																																																																																																														55,330				55,330
Exercise of warrants (Equity)																								400	355																																																																									1,279			354,646																				318,555																																																																									675,234
Exercise of warrants (Shares)																								400,000	355,000																																																																									1,279,336
Options issued for services																																																																																														199,234		623,246				13,136																					61,346	13,583	67,838	9,583	21,085																																																																					1,009,051
Rights to purchase shares																																																																																																				132,058																																																																																														132,058
Exercise of purchase right agreement (Equity)																							181
Exercise of purchase right agreement (Shares)																							180,550																																																																													44,957
Contribution of accrued payroll																																																																																																																												52,129																																																																						52,129
Payment for issuance of common stock																																																																																																																																																																																											12,500							12,500
Net income/(loss) for the period																																																																																																																																																																																																	(2,721,871)	(2,721,871)
Ending Balance (Equity) at Dec. 31, 2009																																		41,167																																																																																																	17,385,295																																																													(15,827)	(16,663,647)	746,988
Ending Balance (Shares) at Dec. 31, 2009																																		41,166,542
Common stock issued in private placement (Equity)																																		1,500																																																																			1,498,500																																																																																													1,500,000
Common stock issued in private placement (Shares)																																		1,500,000
Warrants issued for services																																																																																																																														580,167	214,063				213,459																																																															1,007,689
Common stock issued for services (Equity)																											4	10		5																																																																									5,996	11,990		4,645																																																																																								22,650
Common stock issued for services (Shares)																											4,800	10,000		5,000
Exercise of warrants (Equity)																				947		25			283				10																																																																				235,853		12,475		282,218				3,440
Exercise of warrants (Shares)																				947,200		25,000			282,500				10,000
Exercise of options (Equity)																				15																																																																													3,735																																																																																																	3,750
Exercise of options (Shares)																				15,000
Options issued for services																																																																																														174,866		643,812							27,434	286,002																	31,478	14,873	74,061																																																																							1,252,526
Net income/(loss) for the period																																																																																																																																																																																																	(3,713,232)	(3,713,232)
Ending Balance (Equity) at Dec. 31, 2010																																		43,996																																																																																																	21,704,361																																																													(15,827)	(20,376,879)
Ending Balance (Shares) at Dec. 31, 2010																																		43,966,042
Common stock issued in private placement (Equity)																									1,000																																																																												999,000																																																																																													1,000,000
Common stock issued in private placement (Shares)																									1,000,000
Subscription receivable
Warrants issued for services																																																																																																																														36,585	64,983	109,820																																																																		303,758			1,288	306,765
Common stock issued for services and settlement for accounts payable (Equity)
Common stock issued for services (Equity)																															10	10			10	2																																																																							14,490	10,390																								2,161																																																														41,563		14,490
Common stock issued for services (Shares)																															10,000	10,000			10,000	2,018
Amortization of deferred charges
Exercise of warrants (Equity)
Options issued for services																																																																																																383,881							65,447	212,136																	26,648	285	39,829						79,702			17,204																																																														628,911			53,124						4,384
Common stock subscription rescinded (Shares)
Contribution of accrued payroll
Common stock issued for commitment shares (Equity)																																		151																																																																																																	162,746																																																															162,896
Common stock issued for commitment shares (Shares)																																		150,830																																																																																																																																																																						85,290
Common stock issued to institutional investor (Equity)																																		185																																																																																																	199,815																																																															200,000
Common stock issued to institutional investor (Shares)																																		185,185
Common stock issued for additional commitment shares (Equity)																																		3																																																																																																																																																																3,470
Common stock issued for additional commitment shares (Shares)																																		3,017
Net income/(loss) for the period																																																																																																																																																																																																	(3,482,622)	(3,482,622)
Ending Balance (Equity) at Dec. 31, 2011																																		45,337																																																																																																	24,513,000																																																													(15,827)	(23,859,501)	683,009
Ending Balance (Shares) at Dec. 31, 2011																																		45,337,092
Subscription receivable
Warrants issued for services																																																																																																	25,420																																																															13,709												55,648					28,237	157,127																207,441							36,605
Common stock issued for services and settlement for accounts payable (Equity)
Common stock issued for services (Equity)																																																															1,406																																																																																																1,606																																			1,607
Common stock issued for services (Shares)																																																															1
Amortization of deferred charges
Exercise of warrants (Equity)																																																														40,000		20,000																																																																																														49,960			6,880																																	444,400
Exercise of warrants (Shares)																																																														40		20
Exercise of options (Equity)																																																													250,000																																																																																																162,250																																					162,500
Exercise of options (Shares)																																																													250
Options issued for services																																																																																																																																				41,156																												181,982												462,455	56,568		15,611	7,137			266,710	60,283	338,424	39,270	29,529	42,195										1,900,270			51,392		38,194	85,290		48,510	26,304
Common stock subscription rescinded (Shares)
Exercise of purchase right agreement (Equity)	[1]																																																																																																																																																																																																	20,000,000
Contribution of accrued payroll
Common stock issued for commitment shares (Equity)																																											3,017		4,525		3,017			3,017		3,017	3,017		3,017		3,017		6,034						3,017																																																																										5,940		11,760		7,962			5,428		5,669	5,790		4,824		5,820		10,252							6,725
Common stock issued for commitment shares (Shares)																																											3		5		3			3		3	3		3		3		6						3
Common stock issued to institutional investor (Equity)																									350,000												197,433		167,084		316,455	120,482		158,144		96,479		91,324	119,048		220,994			130,719		119,976		132,450		119,261								177,510	180,668	181,818	184,080		188,147			294,117																																																									199,802		199,832		499,682	199,880		299,841		199,904		199,908	199,882		399,778			199,870		199,882		199,867		199,880									199,823	199,823	199,820		202,304		199,812														299,705							176,991		4,849,999	[2]
Common stock issued to institutional investor (Shares)																									350												198		167		317	120		158		97		92	119		221			131		120		132		119								178	180	182	184		188			294																									349,650																																																																																											177
Common stock issued for additional commitment shares (Equity)																									3,017													3,017		3,017																										7,542	6,034			2,262		3,017		3,017	3,017		1,508																																																									4,945		5,035																											21,638	7,718				3,557		3,255				4,070			3,017									1,566								130,813
Common stock issued for additional commitment shares (Shares)																									3													3		3																										7	6			2		3		3	3		2																								3,014
Net income/(loss) for the period																																																																																																																																																																																																	(4,556,538)	(4,556,538)
Ending Balance (Equity) at Dec. 31, 2012																																		$ 50,161																																																																																																																																																																$ 3,661,046
Ending Balance (Shares) at Dec. 31, 2012																																		50,160,758																																																																																																																																																														(15,827)	(28,416,039)

[1]	In May 2011 the Company signed entered into an agreement with an institutional investor. The institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period.
[2]	Investment to occur over a period of 30-months.